RELATED-PARTY TRANSACTIONS (Details) - General partner - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Operation and maintenance expense allocation
RELATED-PARTY TRANSACTIONS
Expenses from transactions with related party	$ 5,782	$ 4,376
General and administrative expense allocation
RELATED-PARTY TRANSACTIONS
Expenses from transactions with related party	$ 5,778	$ 5,872